Condensed Consolidating Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Consolidating Balance Sheets
ING U.S., Inc.
Condensed Consolidating Balance Sheet
March 31, 2013
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	—	—	70,638.3	(15.4)	70,622.9
Fixed maturities, at fair value using the fair value option	—	—	2,675.8	—	2,675.8
Equity securities, available-for-sale, at fair value	69.8	5.5	207.0	—	282.3
Short-term investments	—	—	2,992.1	—	2,992.1
Mortgage loans on real estate, net of valuation allowance	—	—	8,949.4	—	8,949.4
Policy loans	—	—	2,204.4	—	2,204.4
Limited partnerships/corporations	—	—	468.5	—	468.5
Derivatives	109.4	—	2,119.6	(152.0)	2,077.0
Investments in subsidiaries	15,233.9	13,709.3	—	(28,943.2)	—
Other investments	—	0.4	166.3	—	166.7
Securities pledged	—	—	1,774.7	—	1,774.7
Total investments	15,413.1	13,715.2	92,196.1	(29,110.6)	92,213.8
Cash and cash equivalents	384.2	0.3	2,403.2	—	2,787.7
Short-term investments under securities loan agreements, including collateral delivered	—	—	863.5	—	863.5
Accrued investment income	—	—	900.8	—	900.8
Reinsurance recoverable	—	—	7,151.0	—	7,151.0
Deferred policy acquisition costs, Value of business acquired	—	—	4,019.6	—	4,019.6
Sales inducements to contract holders	—	—	235.5	—	235.5
Goodwill and other intangible assets	—	—	341.8	—	341.8
Loans to subsidiaries and affiliates	111.9	68.6	275.0	(455.5)	—
Due from subsidiaries and affiliates	15.1	4.5	1.8	(21.4)	—
Other assets	37.0	—	1,091.2	—	1,128.2
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,980.7	—	2,980.7
Cash and cash equivalents	—	—	1,054.8	—	1,054.8
Corporate loans, at fair value using the fair value option	—	—	4,043.1	—	4,043.1
Other assets	—	—	31.2	—	31.2
Assets held in separate accounts	—	—	103,098.3	—	103,098.3
Total assets	15,961.3	13,788.6	220,687.6	(29,587.5)	220,850.0

ING U.S., Inc.
Condensed Consolidating Balance Sheet
March 31, 2013
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder's Equity:
Future policy benefits	—	—	15,061.5	—	15,061.5
Contract owner account balances	—	—	70,813.6	—	70,813.6
Payables under securities loan agreement, including collateral held	—	—	1,348.8	—	1,348.8
Short-term debt	525.7	138.4	111.9	(454.8)	321.2
Long-term debt	2,094.1	1,014.2	347.9	(15.4)	3,440.8
Funds held under reinsurance agreements	—	—	1,170.8	—	1,170.8
Derivatives	59.6	—	1,763.0	(152.0)	1,670.6
Pension and other post-employment provisions	—	—	906.6	—	906.6
Current income taxes	(12.7)	12.0	13.9	—	13.2
Deferred income taxes	(135.8)	—	1,057.4	—	921.6
Due to subsidiaries and affiliates	0.6	1.2	19.6	(21.4)	—
Other liabilities	38.7	7.5	1,185.8	(0.7)	1,231.3
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	4,448.1	—	4,448.1
Other liabilities	—	—	804.7	—	804.7
Liabilities related to separate accounts	—	—	103,098.3	—	103,098.3
Total liabilities	2,570.2	1,173.3	202,151.9	(644.3)	205,251.1
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	13,391.1	12,615.3	16,327.9	(28,943.2)	13,391.1
Noncontrolling interest	—	—	2,207.8	—	2,207.8
Total shareholder's equity	13,391.1	12,615.3	18,535.7	(28,943.2)	15,598.9
Total liabilities and shareholder's equity	15,961.3	13,788.6	220,687.6	(29,587.5)	220,850.0

ING U.S., Inc.
Condensed Consolidating Balance Sheet
December 31, 2012
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	—	—	70,925.7	(15.4)	70,910.3
Fixed maturities, at fair value using the fair value option	—	—	2,771.3	—	2,771.3
Equity securities, available-for-sale, at fair value	63.9	20.1	256.1	—	340.1
Short-term investments	—	—	5,991.2	—	5,991.2
Mortgage loans on real estate, net of valuation allowance	—	—	8,662.3	—	8,662.3
Policy loans	—	—	2,200.3	—	2,200.3
Limited partnerships/corporations	—	—	465.1	—	465.1
Derivatives	117.7	—	2,410.5	(153.7)	2,374.5
Investments in subsidiaries	15,715.1	14,044.3	—	(29,759.4)	—
Other investments	—	0.4	166.6	—	167.0
Securities pledged	—	—	1,605.5	—	1,605.5
Total investments	15,896.7	14,064.8	95,454.6	(29,928.5)	95,487.6
Cash and cash equivalents	357.5	0.4	1,428.9	—	1,786.8
Short-term investments under securities loan agreements, including collateral delivered	—	—	664.0	—	664.0
Accrued investment income	—	—	863.5	—	863.5
Reinsurance recoverable	—	—	7,379.3	—	7,379.3
Deferred policy acquisition costs, Value of business acquired	—	—	3,656.3	—	3,656.3
Sales inducements to contract holders	—	—	212.7	—	212.7
Goodwill and other intangible assets	—	—	348.5	—	348.5
Loans to subsidiaries and affiliates	77.0	58.0	261.4	(396.4)	—
Due from subsidiaries and affiliates	16.5	1.5	24.6	(42.6)	—
Other assets	35.8	—	1,326.7	—	1,362.5
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,931.2	—	2,931.2
Cash and cash equivalents	—	—	440.8	—	440.8
Corporate loans, at fair value using the fair value option	—	—	3,559.3	—	3,559.3
Other assets	—	—	34.3	—	34.3
Assets held in separate accounts	—	—	97,667.4	—	97,667.4
Total assets	16,383.5	14,124.7	216,253.5	(30,367.5)	216,394.2

ING U.S., Inc.
Condensed Consolidating Balance Sheet
December 31, 2012
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder's Equity:
Future policy benefits	—	—	15,493.6	—	15,493.6
Contract owner account balances	—	—	70,562.1	—	70,562.1
Payables under securities loan agreement, including collateral held	—	—	1,509.8	—	1,509.8
Short-term debt	886.1	138.3	436.3	(396.1)	1,064.6
Long-term debt	1,824.6	1,014.1	347.8	(15.4)	3,171.1
Funds held under reinsurance agreements	—	—	1,236.6	—	1,236.6
Derivatives	59.3	—	2,038.6	(153.7)	1,944.2
Pension and other post-employment provisions	—	—	903.2	—	903.2
Current income taxes	(221.1)	7.2	225.6	—	11.7
Deferred income taxes	(127.4)	0.2	1,169.9	—	1,042.7
Due to subsidiaries and affiliates	23.1	1.5	18.0	(42.6)	—
Other liabilities	64.0	19.0	1,521.5	(0.3)	1,604.2
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	3,829.4	—	3,829.4
Other liabilities	—	—	292.4	—	292.4
Liabilities related to separate accounts	—	—	97,667.4	—	97,667.4
Total liabilities	2,508.6	1,180.3	197,252.2	(608.1)	200,333.0
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	13,874.9	12,944.4	16,815.0	(29,759.4)	13,874.9
Noncontrolling interest	—	—	2,186.3	—	2,186.3
Total shareholder's equity	13,874.9	12,944.4	19,001.3	(29,759.4)	16,061.2
Total liabilities and shareholder's equity	16,383.5	14,124.7	216,253.5	(30,367.5)	216,394.2

ING

Condensed Consolidating Balance Sheet
December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	—	—	70,925.7	(15.4)	70,910.3
Fixed maturities, at fair value using the fair value option	—	—	2,771.3	—	2,771.3
Equity securities, available-for-sale, at fair value	63.9	20.1	256.1	—	340.1
Short-term investments	—	—	5,991.2	—	5,991.2
Mortgage loans on real estate, net of valuation allowance	—	—	8,662.3	—	8,662.3
Policy loans	—	—	2,200.3	—	2,200.3
Limited partnerships/corporations	—	—	465.1	—	465.1
Derivatives	117.7	—	2,410.5	(153.7)	2,374.5
Investments in subsidiaries	15,715.1	14,044.3	—	(29,759.4)	—
Other investments	—	0.4	166.6	—	167.0
Securities pledged	—	—	1,605.5	—	1,605.5
Total investments	15,896.7	14,064.8	95,454.6	(29,928.5)	95,487.6
Cash and cash equivalents	357.5	0.4	1,428.9	—	1,786.8
Short-term investments under securities loan agreements, including collateral delivered	—	—	664.0	—	664.0
Accrued investment income	—	—	863.5	—	863.5
Reinsurance recoverable	—	—	7,379.3	—	7,379.3
Deferred policy acquisition costs, Value of business acquired	—	—	3,656.3	—	3,656.3
Sales inducements to contract holders	—	—	212.7	—	212.7
Goodwill and other intangible assets	—	—	348.5	—	348.5
Loans to subsidiaries and affiliates	77.0	58.0	261.4	(396.4)	—
Due from subsidiaries and affiliates	16.5	1.5	24.6	(42.6)	—
Other assets	35.8	—	1,326.7	—	1,362.5
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,931.2	—	2,931.2
Cash and cash equivalents	—	—	440.8	—	440.8
Corporate loans, at fair value using the fair value option	—	—	3,559.3	—	3,559.3
Other assets	—	—	34.3	—	34.3
Assets held in separate accounts	—	—	97,667.4	—	97,667.4
Total assets	16,383.5	14,124.7	216,253.5	(30,367.5)	216,394.2
Condensed Consolidating Balance Sheet (Continued)
December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder's Equity:
Future policy benefits	—	—	15,493.6	—	15,493.6
Contract owner account balances	—	—	70,562.1	—	70,562.1
Payables under securities loan agreement, including collateral held	—	—	1,509.8	—	1,509.8
Short-term debt	886.1	138.3	436.3	(396.1)	1,064.6
Long-term debt	1,824.6	1,014.1	347.8	(15.4)	3,171.1
Funds held under reinsurance agreements	—	—	1,236.6	—	1,236.6
Derivatives	59.3	—	2,038.6	(153.7)	1,944.2
Pension and other post-employment provisions	—	—	903.2	—	903.2
Current income taxes	(221.1)	7.2	225.6	—	11.7
Deferred income taxes	(127.4)	0.2	1,169.9	—	1,042.7
Due to subsidiaries and affiliates	23.1	1.5	18.0	(42.6)	—
Other liabilities	64.0	19.0	1,521.5	(0.3)	1,604.2
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	3,829.4	—	3,829.4
Other liabilities	—	—	292.4	—	292.4
Liabilities related to separate accounts	—	—	97,667.4	—	97,667.4
Total liabilities	2,508.6	1,180.3	197,252.2	(608.1)	200,333.0
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	13,874.9	12,944.4	16,815.0	(29,759.4)	13,874.9
Noncontrolling interest	—	—	2,186.3	—	2,186.3
Total shareholder's equity	13,874.9	12,944.4	19,001.3	(29,759.4)	16,061.2
Total liabilities and shareholder's equity	16,383.5	14,124.7	216,253.5	(30,367.5)	216,394.2

Condensed Consolidating Balance Sheet
December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets:
Investments:
Fixed maturities, available-for-sale, at fair value	—	—	67,421.1	(15.5)	67,405.6
Fixed maturities, at fair value using the fair value option	—	—	3,010.3	—	3,010.3
Equity securities, available-for-sale, at fair value	69.4	11.6	272.8	—	353.8
Short-term investments	—	—	3,572.7	—	3,572.7
Mortgage loans on real estate, net of valuation allowance	—	—	8,691.1	—	8,691.1
Loan - Dutch State obligation	—	—	1,792.7	—	1,792.7
Policy loans	—	—	2,263.9	—	2,263.9
Limited partnerships/corporations	—	—	599.6	—	599.6
Derivatives	137.1	—	2,701.8	(178.0)	2,660.9
Investments in subsidiaries	14,867.0	13,421.5	—	(28,288.5)	—
Other investments	—	1.7	213.4	—	215.1
Securities pledged	—	—	2,253.5	—	2,253.5
Total investments	15,073.5	13,434.8	92,792.9	(28,482.0)	92,819.2
Cash and cash equivalents	1.3	0.6	636.1	—	638.0
Short-term investments under securities loan agreements, including collateral delivered	—	—	1,075.9	—	1,075.9
Accrued investment income	—	—	881.7	—	881.7
Reinsurance recoverable	—	—	7,723.4	—	7,723.4
Deferred policy acquisition costs, Value of business acquired	—	—	4,352.3	—	4,352.3
Sales inducements to contract holders	—	—	307.3	—	307.3
Current income taxes	(214.0)	(25.3)	265.3	—	26.0
Goodwill and other intangible assets	—	—	382.5	—	382.5
Loans to subsidiaries and affiliates	179.4	24.5	2,332.4	(2,536.3)	—
Due from subsidiaries and affiliates	6.3	0.1	16.5	(22.9)	—
Other assets	55.7	6.8	1,413.8	—	1,476.3
Assets related to consolidated investment entities:
Limited partnerships/corporations, at fair value	—	—	2,860.3	—	2,860.3
Cash and cash equivalents	—	—	137.0	—	137.0
Corporate loans, at fair value using the fair value option	—	—	2,162.9	—	2,162.9
Other assets	—	—	15.5	—	15.5
Assets held in separate accounts	—	—	88,714.5	—	88,714.5
Total assets	15,102.2	13,441.5	206,070.3	(31,041.2)	203,572.8

Condensed Consolidating Balance Sheet (Continued)
December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Liabilities and Shareholder's Equity:
Future policy benefits	—	—	15,626.7	—	15,626.7
Contract owner account balances	—	—	72,731.7	—	72,731.7
Payables under securities loan agreement, including collateral held	—	—	1,781.8	—	1,781.8
Short-term debt	2,911.0	500.0	179.5	(2,535.9)	1,054.6
Long-term debt	—	651.3	707.3	(15.5)	1,343.1
Funds held under reinsurance agreements	—	—	1,307.6	—	1,307.6
Derivatives	71.5	—	2,062.3	(178.0)	1,955.8
Pension and other post-employment provisions	—	—	797.7	—	797.7
Deferred income taxes	(263.0)	—	776.0	—	513.0
Due to subsidiaries and affiliates	16.2	0.3	6.4	(22.9)	—
Other liabilities	12.6	17.6	1,533.8	(0.4)	1,563.6
Liabilities related to consolidated investment entities:
Collateralized loan obligations notes, at fair value using the fair value option	—	—	2,057.1	—	2,057.1
Other liabilities	—	—	199.5	—	199.5
Liabilities related to separate accounts	—	—	88,714.5	—	88,714.5
Total liabilities	2,748.3	1,169.2	188,481.9	(2,752.7)	189,646.7
Shareholder's equity:
Total ING U.S., Inc. shareholder's equity	12,353.9	12,272.3	16,016.2	(28,288.5)	12,353.9
Noncontrolling interest	—	—	1,572.2	—	1,572.2
Total shareholder's equity	12,353.9	12,272.3	17,588.4	(28,288.5)	13,926.1
Total liabilities and shareholder's equity	15,102.2	13,441.5	206,070.3	(31,041.2)	203,572.8

Schedule of Condensed Consolidating Statement of Operations
ING U.S., Inc.
Condensed Consolidating Statement of Operations
For the Three Months Ended March 31, 2013
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	25.0	0.1	1,174.3	(0.7)	1,198.7
Fee income	—	—	891.9	—	891.9
Premiums	—	—	471.9	—	471.9
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(11.6)	—	(11.6)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(0.6)	—	(0.6)
Net other-than-temporary impairments recognized in earnings	—	—	(11.0)	—	(11.0)
Other net realized capital gains (losses)	—	—	(863.8)	—	(863.8)
Total net realized capital gains (losses)	—	—	(874.8)	—	(874.8)
Other revenue	2.1	0.3	96.1	(2.9)	95.6
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	44.2	—	44.2
Changes in fair value related to collateralized loan obligations	—	—	(8.9)	—	(8.9)
Total revenues	27.1	0.4	1,794.7	(3.6)	1,818.6
Benefits and expenses:					—
Policyholder benefits	—	—	540.5	—	540.5
Interest credited to contract owner account balance	—	—	520.9	—	520.9
Operating expenses	2.7	—	759.3	(2.9)	759.1
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	130.5	—	130.5
Interest expense	27.4	15.5	2.2	(0.7)	44.4
Operating expenses related to consolidated investment entities:
Interest expense	—	—	36.8	—	36.8
Other expense	—	—	0.7	—	0.7
Total benefits and expenses	30.1	15.5	1,990.9	(3.6)	2,032.9
Income (loss) before income taxes	(3.0)	(15.1)	(196.2)	—	(214.3)
Income tax expense (benefit)	(2.0)	(5.7)	18.9	—	11.2
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(1.0)	(9.4)	(215.1)	—	(225.5)
Equity in earnings (losses) of subsidiaries, net of tax	(211.0)	(219.4)	—	430.4	—
Net income (loss) including noncontrolling interest	(212.0)	(228.8)	(215.1)	430.4	(225.5)
Less: Net income (loss) attributable to noncontrolling interest	—	—	(13.5)	—	(13.5)
Net income (loss) available to ING U.S., Inc.'s common shareholder	(212.0)	(228.8)	(201.6)	430.4	(212.0)
ING U.S., Inc.
Condensed Consolidating Statement of Operations
For the Three Months Ended March 31, 2012
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	0.4	0.1	1,278.9	(2.0)	1,277.4
Fee income	—	—	889.0	—	889.0
Premiums	—	—	461.6	—	461.6
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(7.3)	—	(7.3)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(0.4)	—	(0.4)
Net other-than-temporary impairments recognized in earnings	—	—	(6.9)	—	(6.9)
Other net realized capital gains (losses)	—	—	(1,243.0)	—	(1,243.0)
Total net realized capital gains (losses)	—	—	(1,249.9)	—	(1,249.9)
Other revenue	3.9	—	86.5	(1.4)	89.0
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	34.9	—	34.9
Changes in fair value related to collateralized loan obligations	—	—	(16.7)	—	(16.7)
Total revenues	4.3	0.1	1,484.3	(3.4)	1,485.3
Benefits and expenses:					—
Policyholder benefits	—	—	448.1	—	448.1
Interest credited to contract owner account balance	—	—	570.1	—	570.1
Operating expenses	3.2	—	757.6	(1.4)	759.4
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	173.7	—	173.7
Interest expense	5.5	13.0	7.8	(2.0)	24.3
Operating expenses related to consolidated investment entities:
Interest expense	—	—	22.2	—	22.2
Other expense	—	—	0.4	—	0.4
Total benefits and expenses	8.7	13.0	1,979.9	(3.4)	1,998.2
Income (loss) before income taxes	(4.4)	(12.9)	(495.6)	—	(512.9)
Income tax expense (benefit)	4.8	(0.8)	31.9	(28.0)	7.9
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(9.2)	(12.1)	(527.5)	28.0	(520.8)
Equity in earnings (losses) of subsidiaries, net of tax	(496.0)	123.6	—	372.4	—
Net income (loss) including noncontrolling interest	(505.2)	111.5	(527.5)	400.4	(520.8)
Less: Net income (loss) attributable to noncontrolling interest	—	—	(15.6)	—	(15.6)
Net income (loss) available to ING U.S., Inc.'s common shareholder	(505.2)	111.5	(511.9)	400.4	(505.2)
ING

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	2.4	1.9	4,698.3	(4.7)	4,697.9
Fee income	—	—	3,515.4	—	3,515.4
Premiums	—	—	1,861.1	—	1,861.1
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(74.1)	—	(74.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(19.0)	—	(19.0)
Net other-than-temporary impairments recognized in earnings	—	—	(55.1)	—	(55.1)
Other net realized capital gains (losses)	—	—	(1,225.7)	—	(1,225.7)
Total net realized capital gains (losses)	—	—	(1,280.8)	—	(1,280.8)
Other revenue	12.5	0.7	373.7	(8.4)	378.5
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	556.6	—	556.6
Changes in fair value related to collateralized loan obligations	—	—	(113.4)	—	(113.4)
Total revenues	14.9	2.6	9,610.9	(13.1)	9,615.3
Benefits and expenses:
Policyholder benefits	—	—	2,613.5	—	2,613.5
Interest credited to contract owner account balance	—	—	2,248.1	—	2,248.1
Operating expenses	30.5	1.2	3,131.7	(8.4)	3,155.0
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	722.3	—	722.3
Interest expense	74.1	61.4	22.9	(4.7)	153.7
Operating expenses related to consolidated investment entities:
Interest expense	—	—	106.4	—	106.4
Other expense	—	—	10.3	—	10.3
Total benefits and expenses	104.6	62.6	8,855.2	(13.1)	9,009.3
Income (loss) before income taxes	(89.7)	(60.0)	755.7	—	606.0
Income tax expense (benefit)	(349.4)	(1.2)	395.9	(50.5)	(5.2)
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	259.7	(58.8)	359.8	50.5	611.2
Equity in earnings (losses) of subsidiaries, net of tax	213.3	811.1	—	(1,024.4)	—
Net income (loss) including noncontrolling interest	473.0	752.3	359.8	(973.9)	611.2
Less: Net income (loss) attributable to noncontrolling interest	—	—	138.2	—	138.2
Net income (loss) available to ING U.S., Inc.'s common shareholder	473.0	752.3	221.6	(973.9)	473.0

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	10.9	1.8	4,968.5	(12.4)	4,968.8
Fee income	—	—	3,603.6	—	3,603.6
Premiums	—	—	1,770.0	—	1,770.0
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(550.6)	—	(550.6)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(47.9)	—	(47.9)
Net other-than-temporary impairments recognized in earnings	—	—	(502.7)	—	(502.7)
Other net realized capital gains (losses)	(42.2)	—	(986.5)	—	(1,028.7)
Total net realized capital gains (losses)	(42.2)	—	(1,489.2)	—	(1,531.4)
Other revenue	19.7	1.1	412.1	(4.7)	428.2
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	528.4	—	528.4
Changes in fair value related to collateralized loan obligations	—	—	(48.8)	—	(48.8)
Total revenues	(11.6)	2.9	9,744.6	(17.1)	9,718.8
Benefits and expenses:
Policyholder benefits	—	—	3,286.5	—	3,286.5
Interest credited to contract owner account balance	—	—	2,452.3	3.2	2,455.5
Operating expenses	11.9	3.2	3,023.6	(7.9)	3,030.8
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	387.0	—	387.0
Interest expense	61.7	56.4	33.6	(12.4)	139.3
Operating expenses related to consolidated investment entities:
Interest expense	—	—	68.4	—	68.4
Other expense	—	—	73.5	—	73.5
Total benefits and expenses	73.6	59.6	9,324.9	(17.1)	9,441.0
Income (loss) before income taxes	(85.2)	(56.7)	419.7	—	277.8
Income tax expense (benefit)	363.0	(17.1)	(354.0)	183.1	175.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(448.2)	(39.6)	773.7	(183.1)	102.8
Equity in earnings (losses) of subsidiaries, net of tax	360.1	481.9	—	(842.0)	—
Net income (loss) including noncontrolling interest	(88.1)	442.3	773.7	(1,025.1)	102.8
Less: Net income (loss) attributable to noncontrolling interest	—	—	190.9	—	190.9
Net income (loss) available to ING U.S., Inc.'s common shareholder	(88.1)	442.3	582.8	(1,025.1)	(88.1)
Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues:
Net investment income	19.7	2.3	4,990.2	(25.2)	4,987.0
Fee income	—	—	3,516.5	—	3,516.5
Premiums	—	—	1,707.5	—	1,707.5
Net realized gains (losses):
Total other-than-temporary impairments	—	—	(1,383.4)	—	(1,383.4)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	—	(492.6)	—	(492.6)
Net other-than-temporary impairments recognized in earnings	—	—	(890.8)	—	(890.8)
Other net realized capital gains (losses)	(155.8)	—	(631.4)	—	(787.2)
Total net realized capital gains (losses)	(155.8)	—	(1,522.2)	—	(1,678.0)
Other revenue	19.2	1.3	531.9	(5.4)	547.0
Income (loss) related to consolidated investment entities:
Net investment income (loss)	—	—	316.0	—	316.0
Changes in fair value related to collateralized loan obligations	—	—	(121.8)	—	(121.8)
Total revenues	(116.9)	3.6	9,418.1	(30.6)	9,274.2
Benefits and expenses:
Policyholder benefits	—	—	2,466.7	—	2,466.7
Interest credited to contract owner account balance	—	—	2,560.6	—	2,560.6
Operating expenses	11.9	15.8	3,011.2	(5.4)	3,033.5
Net amortization of deferred policy acquisition costs and value of business acquired	—	—	746.6	—	746.6
Interest expense	249.0	62.2	46.5	(25.2)	332.5
Operating expenses related to consolidated investment entities:
Interest expense	—	—	49.8	—	49.8
Other expense	—	—	46.7	—	46.7
Total benefits and expenses	260.9	78.0	8,928.1	(30.6)	9,236.4
Income (loss) before income taxes	(377.8)	(74.4)	490.0	—	37.8
Income tax expense (benefit)	151.0	(1.3)	125.8	(104.5)	171.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates	(528.8)	(73.1)	364.2	104.5	(133.2)
Equity in earnings (losses) of subsidiaries, net of tax	405.9	626.9	—	(1,032.8)	—
Net income (loss) including noncontrolling interest	(122.9)	553.8	364.2	(928.3)	(133.2)
Less: Net income (loss) attributable to noncontrolling interest	—	—	(10.3)	—	(10.3)
Net income (loss) available to ING U.S., Inc.'s common shareholder	(122.9)	553.8	374.5	(928.3)	(122.9)

Schedule of Condensed Consolidating Statement of Comprehensive Income
ING U.S., Inc.
Consolidated Statement of Comprehensive Income
For the Three Months Ended March 31, 2013
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	(212.0)	(228.8)	(215.1)	430.4	(225.5)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(399.9)	(137.0)	(397.8)	534.8	(399.9)
Other-than-temporary impairments	10.9	6.9	10.9	(17.8)	10.9
Pension and other post-employment benefit liability	(3.5)	(0.8)	(3.4)	4.2	(3.5)
Other comprehensive income (loss), before tax	(392.5)	(130.9)	(390.3)	521.2	(392.5)
Income tax (benefit) expense related to items of other comprehensive income (loss)	(134.6)	(44.9)	(133.8)	178.7	(134.6)
Other comprehensive income (loss), after tax	(257.9)	(86.0)	(256.5)	342.5	(257.9)
Comprehensive income (loss)	(469.9)	(314.8)	(471.6)	772.9	(483.4)
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	(13.5)	—	(13.5)
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	(469.9)	(314.8)	(458.1)	772.9	(469.9)

ING U.S., Inc.
Consolidated Statement of Comprehensive Income
For the Three Months Ended March 31, 2012
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	(505.2)	111.5	(527.5)	400.4	(520.8)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	(75.7)	160.3	(78.7)	(81.6)	(75.7)
Other-than-temporary impairments	12.8	9.6	13.6	(23.2)	12.8
Pension and other post-employment benefit liability	(3.8)	(0.8)	(3.7)	4.5	(3.8)
Other comprehensive income (loss), before tax	(66.7)	169.1	(68.8)	(100.3)	(66.7)
Income tax (benefit) expense related to items of other comprehensive income (loss)	(58.7)	42.9	(69.8)	26.9	(58.7)
Other comprehensive income (loss), after tax	(8.0)	126.2	1.0	(127.2)	(8.0)
Comprehensive income (loss)	(513.2)	237.7	(526.5)	273.2	(528.8)
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	(15.6)	—	(15.6)
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	(513.2)	237.7	(510.9)	273.2	(513.2)

Consolidated Statements of Comprehensive Income
For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	473.0	752.3	359.8	(973.9)	611.2
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,659.1	1,281.7	1,655.9	(2,937.6)	1,659.1
Other-than-temporary impairments	52.2	30.4	52.2	(82.6)	52.2
Pension and other post-employment benefit liability	(21.4)	(3.2)	(21.4)	24.6	(21.4)
Other comprehensive income (loss), before tax	1,689.9	1,308.9	1,686.7	(2,995.6)	1,689.9
Income tax (benefit) expense related to items of other comprehensive income (loss)	574.2	411.9	555.3	(967.2)	574.2
Other comprehensive income (loss), after tax	1,115.7	897.0	1,131.4	(2,028.4)	1,115.7
Comprehensive income (loss)	1,588.7	1,649.3	1,491.2	(3,002.3)	1,726.9
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	138.2	—	138.2
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	1,588.7	1,649.3	1,353	(3,002.3)	1,588.7

Condensed Consolidated Statements of Comprehensive Income
For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	(88.1)	442.3	773.7	(1,025.1)	102.8
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,655.4	901.5	1,658.7	(2,560.2)	1,655.4
Other-than-temporary impairments	165.4	68.2	165.3	(233.5)	165.4
Pension and other post-employment benefit liability	78.9	6.9	78.9	(85.8)	78.9
Other comprehensive income (loss), before tax	1,899.7	976.6	1,902.9	(2,879.5)	1,899.7
Income tax (benefit) expense related to items of other comprehensive income (loss)	278.0	215.7	455.8	(671.5)	278.0
Other comprehensive income (loss), after tax	1,621.7	760.9	1,447.1	(2,208.0)	1,621.7
Comprehensive income (loss)	1,533.6	1,203.2	2,220.8	(3,233.1)	1,724.5
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	190.9	—	190.9
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	1,533.6	1,203.2	2,029.9	(3,233.1)	1,533.6
Condensed Consolidated Statements of Comprehensive Income
For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss) including noncontrolling interest	(122.9)	553.8	364.2	(928.3)	(133.2)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	3,377.3	1,823.1	3,373.7	(5,196.8)	3,377.3
Other-than-temporary impairments	(44.7)	(26.3)	(44.8)	71.1	(44.7)
Pension and other post-employment benefit liability	(3.9)	(2.7)	(3.9)	6.6	(3.9)
Other comprehensive income (loss), before tax	3,328.7	1,794.1	3,325.0	(5,119.1)	3,328.7
Income tax (benefit) expense related to items of other comprehensive income (loss)	1,012.5	395.8	1,011.3	(1,407.1)	1,012.5
Other comprehensive income (loss), after tax	2,316.2	1,398.3	2,313.7	(3,712.0)	2,316.2
Comprehensive income (loss)	2,193.3	1,952.1	2,677.9	(4,640.3)	2,183.0
Less: Comprehensive income (loss) attributable to the noncontrolling interest	—	—	(10.3)	—	(10.3)
Comprehensive income (loss) attributable to ING U.S., Inc.'s common shareholder	2,193.3	1,952.1	2,688.2	(4,640.3)	2,193.3

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	59.7	50.5	3,264.9	(93.0)	3,282.1
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	17,015.2	—	17,015.2
Equity securities, available-for-sale	27.2	12.0	27.6	—	66.8
Mortgage loans on real estate	—	—	1,991.8	—	1,991.8
Loan - Dutch State obligation	—	—	1,781.9	—	1,781.9
Limited partnerships/corporations	—	—	895.9	—	895.9
Acquisition of:
Fixed maturities	—	—	(17,292.3)	—	(17,292.3)
Equity securities, available-for-sale	(14.0)	(17.5)	(10.3)	—	(41.8)
Mortgage loans on real estate	—	—	(1,969.0)	—	(1,969.0)
Limited partnerships/corporations	—	—	(178.9)	—	(178.9)
Short-term investments, net	—	—	(2,397.4)	—	(2,397.4)
Policy loans, net	—	—	63.6	—	63.6
Derivatives, net	—	—	(1,395.8)	—	(1,395.8)
Other investments, net	—	1.3	42.1	—	43.4
Sales from consolidated investments entities	—	—	1,781.7	—	1,781.7
Purchase of consolidated investment entities	—	—	(2,851.6)	—	(2,851.6)
Net maturity of short-term intercompany loans	102.3	(33.5)	2,070.8	(2,139.6)	—
Return of capital contributions from subsidiaries	813.0	720.0	—	(1,533.0)	—
Capital contributions to subsidiaries	(400.0)	—	—	400.0	—
Collateral received (delivered), net	7.2	—	132.7	—	139.9
Purchases of fixed assets, net	—	—	(29.3)	—	(29.3)
Net cash provided by (used in) investing activities	535.7	682.3	(321.3)	(3,272.6)	(2,375.9)
Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash Flows from Financing Activities:
Deposits received for investment contracts	—	—	16,118.8	—	16,118.8
Maturities and withdrawals from investment contracts	—	—	(19,033.4)	—	(19,033.4)
Proceeds from issuance of debt with maturities of more than three months	3,048.5	—	1.1	—	3,049.6
Repayment of debt with maturities of more than three months	(902.5)	—	—	—	(902.5)
Short-term debt	(309.1)	—	—	—	(309.1)
Debt issuance costs	(38.8)	—	—	—	(38.8)
Net (repayments of) proceeds from short-term intercompany loans	(2,037.3)	—	(102.3)	2,139.6	—
Dividends to parent	—	—	(93.0)	93.0	—
Return of capital contributions to parent	—	(733.0)	(800.0)	1,533.0	—
Contributions of capital from parent	—	—	400.0	(400.0)	—
Borrowings of consolidated investment entities	—	—	152.6	—	152.6
Repayments of debt of consolidated investment entities	—	—	(56.6)	—	(56.6)
Contributions from (distributions to) participants in consolidated investment entities	—	—	1,262.0	—	1,262.0
Net cash provided by (used in) financing activities	(239.2)	(733.0)	(2,150.8)	3,365.6	242.6
Net increase (decrease) in cash and cash equivalents	356.2	(0.2)	792.8	—	1,148.8
Cash and cash equivalents, beginning of year	1.3	0.6	636.1	—	638.0
Cash and cash equivalents, end of year	357.5	0.4	1,428.9	—	1,786.8

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	134.4	48.7	4,273.9	(100.0)	4,357.0
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	17,312.4	—	17,312.4
Equity securities, available-for-sale	21.2	15.7	170.0	—	206.9
Mortgage loans on real estate	—	—	1,542.5	—	1,542.5
Loan - Dutch State obligation	—	—	505.6	—	505.6
Limited partnerships/corporations	—	—	121.3	—	121.3
Acquisition of:
Fixed maturities	—	—	(18,598.9)	—	(18,598.9)
Equity securities, available-for-sale	(12.5)	(17.2)	(23.0)	—	(52.7)
Mortgage loans on real estate	—	—	(2,057.9)	—	(2,057.9)
Limited partnerships/corporations	—	—	(156.4)	—	(156.4)
Short-term investments, net	—	—	(763.2)	—	(763.2)
Policy loans, net	—	—	127.9	—	127.9
Derivatives, net	(410.4)	—	(806.3)	—	(1,216.7)
Other investments, net	—	1.0	(9.4)	—	(8.4)
Sales from consolidated investments entities	—	—	2,422.8	—	2,422.8
Purchase of consolidated investment entities	—	—	(3,044.6)	—	(3,044.6)
Maturity of intercompany loans with maturities more than three months	13.9	500.0	—	(513.9)	—
Net maturity of short-term intercompany loans	856.3	425.4	(384.6)	(897.1)	—
Return of capital contributions from subsidiaries	200.0	9.6	—	(209.6)	—
Capital contributions to subsidiaries	(377.0)	(347.0)	—	724.0	—
Collateral received (delivered), net	(2.5)	—	759.2	—	756.7
Purchases of fixed assets, net	—	—	(32.9)	—	(32.9)
Other, net	—	—	(16.1)	—	(16.1)
Net cash provided by (used in) investing activities	289.0	587.5	(2,931.6)	(896.6)	(2,951.7)
Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash Flows from Financing Activities:
Deposits received for investment contracts	—	—	16,571.1	—	16,571.1
Maturities and withdrawals from investment contracts	—	—	(17,246.6)	500.0	(16,746.6)
Proceeds from issuance of debt with maturities of more than three months	548.5	—	58.0	—	606.5
Repayment of debt with maturities of more than three months	(573.8)	—	—	—	(573.8)
Short-term debt	(359.0)	—	(1,546.0)	—	(1,905.0)
Intercompany loans with maturities of more than three months	—	—	(13.9)	13.9	—
Net (repayments of) proceeds from short-term intercompany loans	(40.8)	(983.1)	126.8	897.1	—
Dividends to parent	—	—	(100.0)	100.0	—
Return of capital contributions to parent	—	—	(209.6)	209.6	—
Contributions of capital from parent	—	347.0	377.0	(724.0)	—
Borrowings of consolidated investment entities	—	—	138.9	—	138.9
Repayments of debt of consolidated investment entities	—	—	(121.4)	—	(121.4)
Contributions from (distributions to) participants in consolidated investment entities	—	—	647.7	—	647.7
Net cash provided by (used in) financing activities	(425.1)	(636.1)	(1,318.0)	996.6	(1,382.6)
Net increase (decrease) in cash and cash equivalents	(1.7)	0.1	24.3	—	22.7
Cash and cash equivalents, beginning of year	3.0	0.5	611.8	—	615.3
Cash and cash equivalents, end of year	1.3	0.6	636.1	—	638.0

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	511.6	68.7	2,069.4	(100.0)	2,549.7
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	20,554.6	—	20,554.6
Equity securities, available-for-sale	37.0	19.9	402.7	—	459.6
Mortgage loans on real estate	—	—	1,677.7	—	1,677.7
Loan - Dutch State obligation	—	—	519.9	—	519.9
Limited partnerships/corporations	—	—	173.9	—	173.9
Acquisition of:
Fixed maturities	—	—	(24,788.4)	—	(24,788.4)
Equity securities, available-for-sale	(24.0)	(20.9)	(104.1)	—	(149.0)
Mortgage loans on real estate	—	—	(627.2)	—	(627.2)
Limited partnerships/corporations	—	—	(182.0)	—	(182.0)
Short-term investments, net	—	—	2,525.8	—	2,525.8
Policy loans, net	—	—	47.7	—	47.7
Derivatives, net	(198.0)	—	(1,515.7)	—	(1,713.7)
Other investments, net	—	1.5	(35.2)	—	(33.7)
Sales from consolidated investments entities	—	—	1,063.2	—	1,063.2
Purchase of consolidated investment entities	—	—	(1,095.5)	—	(1,095.5)
Maturity of intercompany loans with maturities more than three months	43.2	—	—	(43.2)
Net maturity of short-term intercompany loans to subsidiaries	482.8	(449.9)	465.3	(498.2)	—
Return of capital contributions from subsidiaries	688.1	492.9	—	(1,181.0)	—
Capital contributions to subsidiaries	(1,597.0)	(768.6)	—	2,365.6	—
Collateral received (delivered), net	(75.8)	—	59.7	—	(16.1)
Divestment sale of businesses, net of cash disposed of $57.5	(50.0)	125.0	(57.5)	—	17.5
Purchases of fixed assets, net	—	—	(34.7)	—	(34.7)
Merger of subsidiary into parent	—	450.0	(450.0)	—	—
Other, net	—	—	(55.8)	—	(55.8)
Net cash provided by (used in) investing activities	(693.7)	(150.1)	(1,455.6)	643.2	(1,656.2)
Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash Flows from Financing Activities:
Deposits received for investment contracts	—	—	11,731.3	—	11,731.3
Maturities and withdrawals from investment contracts	—	—	(13,207.8)	—	(13,207.8)
Proceeds from issuance of debt with maturities of more than three months	265.1	—	—	—	265.1
Repayment of debt with maturities of more than three months	(319.9)	—	(1,218.3)	—	(1,538.2)
Short-term debt	(121.1)	—	828.8	—	707.7
Intercompany loans with maturities of more than three months	—	—	(43.2)	43.2	—
Net (repayments of) proceeds from short-term intercompany loans	(15.4)	20.8	(503.6)	498.2	—
Dividends to parent	—	—	(100.0)	100.0	—
Return of capital contributions to parent	—	(688.1)	(492.9)	1,181.0	—
Contributions of capital from parent	—	749.0	1,616.6	(2,365.6)	—
Borrowings of consolidated investment entities	—	—	168.3	—	168.3
Repayments of debt of consolidated investment entities	—	—	(40.0)	—	(40.0)
Contributions from (distributions to) participants in consolidated investment entities	—	—	(8.5)	—	(8.5)
Contribution of capital	374.5	—	—	—	374.5
Net cash provided by (used in) financing activities	183.2	81.7	(1,269.3)	(543.2)	(1,547.6)
Net increase (decrease) in cash and cash equivalents	1.1	0.3	(655.5)	—	(654.1)
Cash and cash equivalents, beginning of year	1.9	0.2	1,267.3	—	1,269.4
Cash and cash equivalents, end of year	3.0	0.5	611.8	—	615.3

Schedule of Condensed Consolidating Statement of Cash Flows
ING U.S., Inc.
Condensed Consolidating Statement of Cash Flows
For the Three Months Ended March 31, 2013
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	152.3	(2.0)	(163.7)	(15.0)	(28.4)

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	4,455.8	—	4,455.8
Equity securities, available-for-sale	3.2	12.4	12.8	—	28.4
Mortgage loans on real estate	—	—	318.3	—	318.3
Limited partnerships/corporations	—	—	18.0	—	18.0
Acquisition of:
Fixed maturities	—	—	(4,802.8)	—	(4,802.8)
Equity securities, available-for-sale	(5.2)	—	(4.2)	—	(9.4)
Mortgage loans on real estate	—	—	(581.4)	—	(581.4)
Limited partnerships/corporations	—	—	(9.8)	—	(9.8)
Short-term investments, net	—	—	2,999.1	—	2,999.1
Policy loans, net	—	—	(4.1)	—	(4.1)
Derivatives, net	—	—	(1,089.6)	—	(1,089.6)
Other investments, net	—	—	11.8	—	11.8
Sales from consolidated investments entities	—	—	573.8	—	573.8
Purchase of consolidated investment entities	—	—	(613.8)	—	(613.8)
Net maturity of short-term intercompany loans	(34.9)	(10.5)	(13.4)	58.8	—
Collateral received (delivered), net	8.6	—	(369.1)	—	(360.5)
Purchases of fixed assets, net	—	—	(6.6)	—	(6.6)
Net cash provided by (used in) investing activities	(28.3)	1.9	894.8	58.8	927.2

Cash Flows from Financing Activities:
Deposits received for investment contracts	—	—	2,936.2	—	2,936.2
Maturities and withdrawals from investment contracts	—	—	(2,996.6)	—	(2,996.6)
Proceeds from issuance of debt with maturities of more than three months	1,000.3	—	0.3	—	1,000.6
Repayment of debt with maturities of more than three months	(945.3)	—	(359.3)	—	(1,304.6)
Short-term debt	(169.7)	—	—	—	(169.7)
Debt issuance costs	(6.5)	—	—	—	(6.5)
Net (repayments of) proceeds from short-term intercompany loans	23.9	—	34.9	(58.8)	—
Dividends to parent	—	—	(15.0)	15.0	—

Contributions from (distributions to) participants in consolidated investment entities	—	—	642.7	—	642.7
Contribution of capital	—	—	—	—	—
Net cash provided by (used in) financing activities	(97.3)	—	243.2	(43.8)	102.1
Net increase (decrease) in cash and cash equivalents	26.7	(0.1)	974.3	—	1,000.9
Cash and cash equivalents, beginning of year	357.5	0.4	1,428.9	—	1,786.8
Cash and cash equivalents, end of year	384.2	0.3	2,403.2	—	2,787.7

ING U.S., Inc.
Condensed Consolidating Statement of Cash Flows
For the Three Months Ended March 31, 2012
(In millions)

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	(20.2)	(18.0)	362.5	—	324.3

Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	5,838.7	—	5,838.7
Equity securities, available-for-sale	9.1	5.4	9.0	—	23.5
Mortgage loans on real estate	—	—	316.3	—	316.3
Loan - Dutch State obligation	—	—	145.3	—	145.3
Limited partnerships/corporations	—	—	63.1	—	63.1
Acquisition of:
Fixed maturities	—	—	(4,233.3)	—	(4,233.3)
Equity securities, available-for-sale	(3.9)	—	(6.0)	—	(9.9)
Mortgage loans on real estate	—	—	(553.9)	—	(553.9)
Limited partnerships/corporations	—	—	(77.3)	—	(77.3)
Short-term investments, net	—	—	499.4	—	499.4
Policy loans, net	—	—	39.8	—	39.8
Derivatives, net	—	—	(1,171.2)	—	(1,171.2)
Other investments, net	—	1.1	(1.2)	—	(0.1)
Sales from consolidated investments entities	—	—	181.5	—	181.5
Purchase of consolidated investment entities	—	—	(380.0)	—	(380.0)
Net maturity of short-term intercompany loans	16.7	11.4	123.8	(151.9)	—
Collateral received (delivered), net	7.3	—	(216.7)	—	(209.4)
Purchases of fixed assets, net	—	—	(8.2)	—	(8.2)
Other, net	—	—	(0.2)	—	(0.2)
Net cash provided by (used in) investing activities	29.2	17.9	568.9	(151.9)	464.1

Cash Flows from Financing Activities:
Deposits received for investment contracts	—	—	4,251.2	—	4,251.2
Maturities and withdrawals from investment contracts	—	—	(4,918.2)	—	(4,918.2)
Proceeds from issuance of debt with maturities of more than three months	43.9	—	—	—	43.9
Repayment of debt with maturities of more than three months	(47.6)	—	—	—	(47.6)
Short-term debt	129.1	—	—	—	129.1
Net (repayments of) proceeds from short-term intercompany loans	(135.2)	—	(16.7)	151.9	—

Contributions from (distributions to) participants in consolidated investment entities	—	—	392.2	—	392.2
Net cash provided by (used in) financing activities	(9.8)	—	(291.5)	151.9	(149.4)
Net increase (decrease) in cash and cash equivalents	(0.8)	(0.1)	639.9	—	639.0
Cash and cash equivalents, beginning of year	1.3	0.6	636.1	—	638.0
Cash and cash equivalents, end of year	0.5	0.5	1,276.0	—	1,277.0

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	59.7	50.5	3,264.9	(93.0)	3,282.1
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	17,015.2	—	17,015.2
Equity securities, available-for-sale	27.2	12.0	27.6	—	66.8
Mortgage loans on real estate	—	—	1,991.8	—	1,991.8
Loan - Dutch State obligation	—	—	1,781.9	—	1,781.9
Limited partnerships/corporations	—	—	895.9	—	895.9
Acquisition of:
Fixed maturities	—	—	(17,292.3)	—	(17,292.3)
Equity securities, available-for-sale	(14.0)	(17.5)	(10.3)	—	(41.8)
Mortgage loans on real estate	—	—	(1,969.0)	—	(1,969.0)
Limited partnerships/corporations	—	—	(178.9)	—	(178.9)
Short-term investments, net	—	—	(2,397.4)	—	(2,397.4)
Policy loans, net	—	—	63.6	—	63.6
Derivatives, net	—	—	(1,395.8)	—	(1,395.8)
Other investments, net	—	1.3	42.1	—	43.4
Sales from consolidated investments entities	—	—	1,781.7	—	1,781.7
Purchase of consolidated investment entities	—	—	(2,851.6)	—	(2,851.6)
Net maturity of short-term intercompany loans	102.3	(33.5)	2,070.8	(2,139.6)	—
Return of capital contributions from subsidiaries	813.0	720.0	—	(1,533.0)	—
Capital contributions to subsidiaries	(400.0)	—	—	400.0	—
Collateral received (delivered), net	7.2	—	132.7	—	139.9
Purchases of fixed assets, net	—	—	(29.3)	—	(29.3)
Net cash provided by (used in) investing activities	535.7	682.3	(321.3)	(3,272.6)	(2,375.9)
Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2012

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash Flows from Financing Activities:
Deposits received for investment contracts	—	—	16,118.8	—	16,118.8
Maturities and withdrawals from investment contracts	—	—	(19,033.4)	—	(19,033.4)
Proceeds from issuance of debt with maturities of more than three months	3,048.5	—	1.1	—	3,049.6
Repayment of debt with maturities of more than three months	(902.5)	—	—	—	(902.5)
Short-term debt	(309.1)	—	—	—	(309.1)
Debt issuance costs	(38.8)	—	—	—	(38.8)
Net (repayments of) proceeds from short-term intercompany loans	(2,037.3)	—	(102.3)	2,139.6	—
Dividends to parent	—	—	(93.0)	93.0	—
Return of capital contributions to parent	—	(733.0)	(800.0)	1,533.0	—
Contributions of capital from parent	—	—	400.0	(400.0)	—
Borrowings of consolidated investment entities	—	—	152.6	—	152.6
Repayments of debt of consolidated investment entities	—	—	(56.6)	—	(56.6)
Contributions from (distributions to) participants in consolidated investment entities	—	—	1,262.0	—	1,262.0
Net cash provided by (used in) financing activities	(239.2)	(733.0)	(2,150.8)	3,365.6	242.6
Net increase (decrease) in cash and cash equivalents	356.2	(0.2)	792.8	—	1,148.8
Cash and cash equivalents, beginning of year	1.3	0.6	636.1	—	638.0
Cash and cash equivalents, end of year	357.5	0.4	1,428.9	—	1,786.8

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	134.4	48.7	4,273.9	(100.0)	4,357.0
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	17,312.4	—	17,312.4
Equity securities, available-for-sale	21.2	15.7	170.0	—	206.9
Mortgage loans on real estate	—	—	1,542.5	—	1,542.5
Loan - Dutch State obligation	—	—	505.6	—	505.6
Limited partnerships/corporations	—	—	121.3	—	121.3
Acquisition of:
Fixed maturities	—	—	(18,598.9)	—	(18,598.9)
Equity securities, available-for-sale	(12.5)	(17.2)	(23.0)	—	(52.7)
Mortgage loans on real estate	—	—	(2,057.9)	—	(2,057.9)
Limited partnerships/corporations	—	—	(156.4)	—	(156.4)
Short-term investments, net	—	—	(763.2)	—	(763.2)
Policy loans, net	—	—	127.9	—	127.9
Derivatives, net	(410.4)	—	(806.3)	—	(1,216.7)
Other investments, net	—	1.0	(9.4)	—	(8.4)
Sales from consolidated investments entities	—	—	2,422.8	—	2,422.8
Purchase of consolidated investment entities	—	—	(3,044.6)	—	(3,044.6)
Maturity of intercompany loans with maturities more than three months	13.9	500.0	—	(513.9)	—
Net maturity of short-term intercompany loans	856.3	425.4	(384.6)	(897.1)	—
Return of capital contributions from subsidiaries	200.0	9.6	—	(209.6)	—
Capital contributions to subsidiaries	(377.0)	(347.0)	—	724.0	—
Collateral received (delivered), net	(2.5)	—	759.2	—	756.7
Purchases of fixed assets, net	—	—	(32.9)	—	(32.9)
Other, net	—	—	(16.1)	—	(16.1)
Net cash provided by (used in) investing activities	289.0	587.5	(2,931.6)	(896.6)	(2,951.7)
Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2011

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash Flows from Financing Activities:
Deposits received for investment contracts	—	—	16,571.1	—	16,571.1
Maturities and withdrawals from investment contracts	—	—	(17,246.6)	500.0	(16,746.6)
Proceeds from issuance of debt with maturities of more than three months	548.5	—	58.0	—	606.5
Repayment of debt with maturities of more than three months	(573.8)	—	—	—	(573.8)
Short-term debt	(359.0)	—	(1,546.0)	—	(1,905.0)
Intercompany loans with maturities of more than three months	—	—	(13.9)	13.9	—
Net (repayments of) proceeds from short-term intercompany loans	(40.8)	(983.1)	126.8	897.1	—
Dividends to parent	—	—	(100.0)	100.0	—
Return of capital contributions to parent	—	—	(209.6)	209.6	—
Contributions of capital from parent	—	347.0	377.0	(724.0)	—
Borrowings of consolidated investment entities	—	—	138.9	—	138.9
Repayments of debt of consolidated investment entities	—	—	(121.4)	—	(121.4)
Contributions from (distributions to) participants in consolidated investment entities	—	—	647.7	—	647.7
Net cash provided by (used in) financing activities	(425.1)	(636.1)	(1,318.0)	996.6	(1,382.6)
Net increase (decrease) in cash and cash equivalents	(1.7)	0.1	24.3	—	22.7
Cash and cash equivalents, beginning of year	3.0	0.5	611.8	—	615.3
Cash and cash equivalents, end of year	1.3	0.6	636.1	—	638.0

Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	511.6	68.7	2,069.4	(100.0)	2,549.7
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	—	—	20,554.6	—	20,554.6
Equity securities, available-for-sale	37.0	19.9	402.7	—	459.6
Mortgage loans on real estate	—	—	1,677.7	—	1,677.7
Loan - Dutch State obligation	—	—	519.9	—	519.9
Limited partnerships/corporations	—	—	173.9	—	173.9
Acquisition of:
Fixed maturities	—	—	(24,788.4)	—	(24,788.4)
Equity securities, available-for-sale	(24.0)	(20.9)	(104.1)	—	(149.0)
Mortgage loans on real estate	—	—	(627.2)	—	(627.2)
Limited partnerships/corporations	—	—	(182.0)	—	(182.0)
Short-term investments, net	—	—	2,525.8	—	2,525.8
Policy loans, net	—	—	47.7	—	47.7
Derivatives, net	(198.0)	—	(1,515.7)	—	(1,713.7)
Other investments, net	—	1.5	(35.2)	—	(33.7)
Sales from consolidated investments entities	—	—	1,063.2	—	1,063.2
Purchase of consolidated investment entities	—	—	(1,095.5)	—	(1,095.5)
Maturity of intercompany loans with maturities more than three months	43.2	—	—	(43.2)
Net maturity of short-term intercompany loans to subsidiaries	482.8	(449.9)	465.3	(498.2)	—
Return of capital contributions from subsidiaries	688.1	492.9	—	(1,181.0)	—
Capital contributions to subsidiaries	(1,597.0)	(768.6)	—	2,365.6	—
Collateral received (delivered), net	(75.8)	—	59.7	—	(16.1)
Divestment sale of businesses, net of cash disposed of $57.5	(50.0)	125.0	(57.5)	—	17.5
Purchases of fixed assets, net	—	—	(34.7)	—	(34.7)
Merger of subsidiary into parent	—	450.0	(450.0)	—	—
Other, net	—	—	(55.8)	—	(55.8)
Net cash provided by (used in) investing activities	(693.7)	(150.1)	(1,455.6)	643.2	(1,656.2)
Condensed Consolidating Statement of Cash Flows For the Year Ended December 31, 2010

	Parent Issuer	Subsidiary Guarantor	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash Flows from Financing Activities:
Deposits received for investment contracts	—	—	11,731.3	—	11,731.3
Maturities and withdrawals from investment contracts	—	—	(13,207.8)	—	(13,207.8)
Proceeds from issuance of debt with maturities of more than three months	265.1	—	—	—	265.1
Repayment of debt with maturities of more than three months	(319.9)	—	(1,218.3)	—	(1,538.2)
Short-term debt	(121.1)	—	828.8	—	707.7
Intercompany loans with maturities of more than three months	—	—	(43.2)	43.2	—
Net (repayments of) proceeds from short-term intercompany loans	(15.4)	20.8	(503.6)	498.2	—
Dividends to parent	—	—	(100.0)	100.0	—
Return of capital contributions to parent	—	(688.1)	(492.9)	1,181.0	—
Contributions of capital from parent	—	749.0	1,616.6	(2,365.6)	—
Borrowings of consolidated investment entities	—	—	168.3	—	168.3
Repayments of debt of consolidated investment entities	—	—	(40.0)	—	(40.0)
Contributions from (distributions to) participants in consolidated investment entities	—	—	(8.5)	—	(8.5)
Contribution of capital	374.5	—	—	—	374.5
Net cash provided by (used in) financing activities	183.2	81.7	(1,269.3)	(543.2)	(1,547.6)
Net increase (decrease) in cash and cash equivalents	1.1	0.3	(655.5)	—	(654.1)
Cash and cash equivalents, beginning of year	1.9	0.2	1,267.3	—	1,269.4
Cash and cash equivalents, end of year	3.0	0.5	611.8	—	615.3